INVENTORY (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORY
Finished goods	$ 261,236	$ 41,088	$ 11,111
Raw materials (Net of obsolescence allowance)	537,272	157,848	81,588
Total inventory at cost less obsolescence allowance	$ 798,508	$ 198,936	$ 92,699